Shareholder Report, Holdings (Details)	Mar. 31, 2025
Obra High Grade Structured Products ETF [Member] | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Obra High Grade Structured Products ETF [Member] | Elmwood CLO 23 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Obra High Grade Structured Products ETF [Member] | Dryden 105 CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Obra High Grade Structured Products ETF [Member] | Hotwire Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Obra High Grade Structured Products ETF [Member] | AGL CLO 30 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Obra High Grade Structured Products ETF [Member] | GWT 2024-WLF2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Obra High Grade Structured Products ETF [Member] | Antares CLO 2021-1 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Obra High Grade Structured Products ETF [Member] | Ivy Hill Middle Market Credit Fund XXI Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Obra High Grade Structured Products ETF [Member] | Madison Park Funding LXI Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Obra High Grade Structured Products ETF [Member] | Gracie Point International Funding 2023-2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Obra High Grade Structured Products ETF [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Obra High Grade Structured Products ETF [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Obra High Grade Structured Products ETF [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Obra High Grade Structured Products ETF [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Obra High Grade Structured Products ETF [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Obra Opportunistic Structured Products ETF [Member] | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Obra Opportunistic Structured Products ETF [Member] | Hotwire Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Obra Opportunistic Structured Products ETF [Member] | Magnetite Xlii Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Obra Opportunistic Structured Products ETF [Member] | Fontainebleau Miami Beach Mortgage Trust 2024-FBLU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Obra Opportunistic Structured Products ETF [Member] | HLTN Commercial Mortgage Trust 2024-DPLO [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Obra Opportunistic Structured Products ETF [Member] | Obra CLO 1 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Obra Opportunistic Structured Products ETF [Member] | Pagaya AI Debt Grantor Trust 2024-10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Obra Opportunistic Structured Products ETF [Member] | CIFC Funding 2021-IV Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Obra Opportunistic Structured Products ETF [Member] | Texas Debt Capital CLO 2023-I Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Obra Opportunistic Structured Products ETF [Member] | Octagon 67 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Obra Opportunistic Structured Products ETF [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Obra Opportunistic Structured Products ETF [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%